Net Loss Per Share	9 Months Ended
Sep. 30, 2020
Net Loss Per Share
Net Loss Per Share

14. Net Loss Per Share

The Company computes basic loss per share using net loss attributable to Desktop Metal, Inc. Common Stockholders and the weighted‑average number of common shares outstanding during each period. Diluted earnings per share include shares issuable upon exercise of outstanding stock options and stock‑based awards where the conversion of such instruments would be dilutive.

	September 30,
(in thousands, except per share amounts)	2020	2019
Numerator for basic and diluted net loss per share:
Net loss attributable to Desktop Metal, Inc Common Stockholders	$(65,027)	$(75,769)
Denominator for basic and diluted net loss per share:
Weighted average shares	29,457	22,395
Net loss per share—Basic and Diluted	$(2.21)	$(3.38)

For the nine months ended September 30, 2020 and 2019 the effect of dilutive securities, including non‑vested stock options restricted stock awards, warrants, and Convertible Preferred Stock, was excluded from the denominator for the calculation of diluted net loss per share because the Company recognized a net loss for the period and their inclusion would be antidilutive. Dilutive securities excluded were 117,722,359 and 121,001,479 shares for the nine months ended September 30, 2020 and 2019, respectively.